UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2007

Date of reporting period: SEPTEMBER 30, 2007

ITEM 1.    SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (45.29%)
Bank Debt (32.08%) (1)
Automotive Repair and Maintenance (3.38%)
ESP Holdings Inc., 1st Lien Revolver, LIBOR + 4.5%, due 12/12/08
(Acquired 4/27/07, Amortized Cost $508,781)	$5,003,781	$508,781	0.06%
ESP Holdings Inc., 1st Lien Term Loan, LIBOR + 3.5%, due 12/12/08
(Acquired 4/25/07 and 4/27/07, Amortized Cost $9,467,832)	$9,370,708	9,294,571	1.12%
ESP Holdings Inc., 2nd Lien Term Loan, LIBOR + 7%, due 9/12/12
(Acquired 9/12/07, Amortized Cost $18,129,276)	$18,055,561	18,181,950	2.20%
Total Automotive Repair and Maintenance		27,985,302

Communications Equipment Manufacturing (0.71%)
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $1,088,826) - (Ireland)	$1,099,824	1,091,575	0.13%
Enterasys Networks, Inc. Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $4,774,082)	$4,822,306	4,786,138	0.58%
Total Communications Equipment Manufacturing		5,877,713

Data Processing, Hosting and Related Services (2.52%)
Anacomp Inc. Promissory Note, LIBOR + 6.5% PIK, due 8/31/09
(Acquired 5/24/07, Amortized Cost $1,032,615) (2), (5), (6)	$1,032,615	1,032,615	0.12%
Terremark Worldwide, Inc. 1st Lien Term Loan, LIBOR + 3.75%, due 8/1/12
(Acquired 8/1/07, Amortized Cost $5,717,101)	$5,717,101	5,711,384	0.69%
Terremark Worldwide, Inc. 2nd Lien Term Loan, LIBOR + 3.25% + 4.5% PIK, due 2/1/13
(Acquired 8/1/07, Amortized Cost $13,938,402)	$14,020,280	14,125,432	1.71%
Total Data Processing, Hosting and Related Services		20,869,431

Electric Power Generation, Transmission and Distribution (0.08%)
La Paloma Generating Co. Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $2,044,613) (3)	$23,218,324	637,762	0.08%

Motor Vehicle Manufacturing (-0.05%)
General Motors Corp., Revolver, LIBOR + 1.5%, due 7/20/11
(Acquired 9/27/07, Amortized Cost $(358,350))	$5,000,000	(405,000)	-0.05%

Motor Vehicle Parts Manufacturing (5.49%)
EaglePicher Holdings Inc., 3rd Lien Term Loan, LIBOR + 12.5%, due 12/30/11
(Acquired 12/30/05, Amortized Cost $29,283,431) (2)	$29,283,431	30,308,351	3.66%
Delco Remy International Inc., 1st Lien Term Loan B, LIBOR + 6%, due 6/30/08
(Acquired 12/29/05, Amortized Cost $14,550,000)	$15,000,000	15,150,000	1.83%
Total Motor Vehicle Parts Manufacturing		45,458,351

Offices of Real Estate Agents and Brokers (0.53%)
Realogy Corp. Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07 and 7/13/07, Amortized Cost $(770,000))	$15,000,000	(1,245,000)	-0.15%
Realogy Corporation, Delayed Draw B Term Loan, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, and 9/12/07, Amortized Cost $5,691,250)	$6,000,000	5,634,000	0.68%
Total Offices of Real Estate Agents and Brokers		4,389,000

Satellite Telecommunications (5.62%)
ProtoStar Limited, Senior Secured Note, LIBOR + 9.50%, due 7/12/08
(Acquired 7/12/07, Amortized Cost $4,297,693)	$4,297,693	4,297,693	0.52%
WildBlue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 4% Cash + 4% PIK, due 12/31/09
(Acquired 9/29/06, Amortized Cost $20,380,624)	$20,248,203	20,165,185	2.44%
WildBlue Communications, Inc. 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 9/29/06, Amortized Cost $21,461,456)	$22,092,638	22,029,673	2.66%
Total Satellite Telecommunications		46,492,551

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Debt Securities (continued)
Semiconductor and Other Electronic Component Manufacturing (2.98%)
Celerity, Inc. Senior Secured Notes, LIBOR + 8%, due 12/23/08
(Acquired 12/23/04 and 2/2/06, Amortized Cost $25,087,417) (2)	$25,087,417	$24,648,387	2.98%

Wired Telecommunications Carriers (10.82%)
Casema Mezzanine Term Loan, EURIBOR+4.5% Cash + 4.75% PIK, due 9/12/16
(Acquired 10/3/06, Amortized Cost $26,946,029) - (Netherlands) (9)	€21,077,304	30,202,550	3.65%
Global Crossing Limited Tranche B Term Loan, LIBOR +6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $8,552,409)	$8,552,409	8,466,885	1.02%
Integra Telecom, Inc. 2nd Lien Senior Secured Term Loan, LIBOR + 7% PIK, due 2/18/14
(Acquired 9/05/07, Amortized Cost $3,360,000)	$3,500,000	3,535,000	0.43%
Integra Telecom, Inc. Unsecured Term Loan (Holdco), LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $4,000,000)	$4,000,000	4,080,000	0.49%
Interstate Fibernet, Inc. 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $11,147,632) (2)	$11,462,861	11,472,410	1.39%
Interstate Fibernet, Inc. 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $12,281,636) (2)	$12,281,636	12,496,565	1.51%
NEF Telecom Company BV 2nd Lien Term Loan, EURIBOR + 5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $2,017,038) - (Bulgaria) (9)	€1,473,796	2,105,819	0.25%
NEF Telecom Company BV Mezzanine Term Loan,
EURIBOR + 4.25% Cash + 5.25% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $16,411,608) - (Bulgaria) (9)	€11,986,080	17,198,869	2.08%
Total Wired Telecommunications Carriers		89,558,098

Total Bank Debt (Cost $261,041,401)		265,511,595

Other Corporate Debt Securities (13.21%)
Nonferrous Metal (except Aluminum) Production and Processing (1.51%)
International Wire Group Senior Secured Notes, 10%, due 10/15/11 (2), (5)	$12,240,000	12,465,216	1.51%

Plastics Product Manufacturing (1.87%)
Pliant Corp. Senior Secured Notes, 11.125%, due 9/1/09	$16,912,000	15,453,340	1.87%

Other Amusement and Recreation Industries (7.35%)
Bally Total Fitness Holdings, Inc. Senior Subordinated Notes, 9.875%, due 10/15/07 (3)	$66,136,000	60,845,120	7.35%

Miscellaneous Securities (2.48%) (4)	$29,653,000	20,523,690	2.48%

Total Other Corporate Debt Securities (Cost $109,317,237)		109,287,366

Total Debt Securities (Cost $370,358,638)		374,798,961

Equity Securities (38.77%)
Automotive Repair and Maintenance (2.10%)
ESP Holdings, Inc. Common Stock
(Acquired 9/12/07 Cost $9,311,782) (3), (5)	88,670	8,436,064	1.02%
ESP Holdings, Inc. Preferred Stock
(Acquired 9/12/07 Cost $9,829,103) (3), (5)	88,670	8,898,921	1.08%
Total Automotive Repair and Maintenance		17,334,985

Data Processing, Hosting and Related Services (1.31%)
Anacomp, Inc. Common Stock
(Acquired during 2002, 2005 and 2006, Cost $26,711,048) (2), (3), (5), (6)	1,253,969	10,846,832	1.31%

Depository Credit Intermediation (2.38%)
Doral Holdings, LP Limited Partner Interest (3), (5)	11,138,132	19,707,722	2.38%

Electric Power Generation, Transmission and Distribution (1.17%)
Mach Gen, LLC Common Units
(Acquired 2/21/07, Cost $1,403,487) (3), (5)	7,831	8,516,213	1.03%
Mach Gen, LLC Warrants to purchase Warrant Units
(Acquired 2/21/07, Cost $387,063) (3), (5)	2,098	1,153,900	0.14%
Total Electric Power Generation, Transmission and Distribution		9,670,113

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Security	Shares	Value	Investments

Equity Securities (continued)
Glass and Glass Products Manufacturing (2.76%)
Owens Corning, Inc. Common Stock (3)	910,755	$22,814,413	2.76%

Motor Vehicle Parts Manufacturing (5.25%)
EaglePicher Holdings Inc. Common Stock
(Acquired 3/9/05, Cost $24,285,461) (2), (3), (5), (6), (7)	1,312,720	43,474,004	5.25%

Nonferrous Metal (except Aluminum) Production and Processing (4.96%)
International Wire Group, Inc. Common Stock
(Acquired 10/20/04, Cost $29,012,690) (2), (3), (5), (6)	1,979,441	41,073,401	4.96%

Other Amusement and Recreation Industries (0.01%)
Bally Total Fitness Holdings, Inc. Common Stock
(Acquired 8/24/05 and 4/3/06, Cost $661,361) (3), (5), (8)	293,938	76,056	0.01%

Other Information Services (4.20%)
Information Resources, Inc. Series A Restricted Preferred Stock
(Acquired 11/10/04, Cost $1) (2), (5), (6)	8,334,074	17,834,918	2.15%
Information Resources, Inc. Series A Preferred Stock
(Acquired 11/10/04, Cost $1) (2), (5), (6)	7,921,579	16,952,180	2.05%
Total Other Information Services		34,787,098

Plastics Product Manufacturing (0.28%)
Pliant Corporation Common Stock (3)	422	422	0.00%
Pliant Corporation 13% Preferred Stock	5,196,587	2,348,337	0.28%
Total Plastics Product Manufacturing		2,348,759

Satellite Telecommunications (0.09%)
WildBlue Communications, Inc. Non-Voting Warrants
(Acquired 10/23/06, Cost $673,094) (3), (5)	1,573,826	708,222	0.09%

Semiconductor and Other Electronic Component Manufacturing (0.68%)
Celerity Holding Co., Inc. Common Stock
(Acquired 12/23/04, 9/8/05 and 2/1/06, Cost $12,135,924) (2), (3), (5), (6)	2,427,185	5,606,797	0.68%
Kinetics Holdings, LLC Units
(Acquired 1/7/05, Cost $2,587,349) (3), (5)	3,384,000	1	0.00%
Total Semiconductor and Other Electronic Component Manufacturing		5,606,798

Support Activities for Air Transportation (0.08%)
Pemco Aviation Group, Inc. Common Stock
(Acquired 3/12/02, 3/13/02 and 12/11/02, Cost $3,550,121) (3), (5)	164,636	676,654	0.08%

Scheduled Air Transportation (4.79%)
SVC Partners Corp. 2 Common Stock
(Acquired 5/15/07, Cost $17,792,690) (2), (5), (10)	100	39,650,000	4.79%

Wired Telecommunications Carriers (8.47%)
Integra Telecom, Inc., Warrants to purchase various Common and Preferred Stock
(Acquired 7/31/06, Cost $820,222) (3), (5)	2,452,565	3,887,309	0.47%
Interstate Fibernet, Inc. Common Stock
(Acquired 7/31/07 Cost $23,477,380) (2), (3), (5), (6)	10,890,068	62,726,792	7.58%
NEF Kamchia Limited Partner Interests (3), (5), (9)	2,455,500	3,503,262	0.42%
Total Wired Telecommunications Carriers		70,117,363

Miscellaneous Securities (0.24%)	110,109	2,007,287	0.24%

Total Equity Securities (Cost $208,901,833)		320,899,707

Total Investment in Securities (Cost $585,844,556)		695,698,668

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Cash and Cash Equivalents (15.94%)
Rabobank Commercial Paper, 4.89%, due 10/1/07	$12,200,000	$12,195,029	1.47%
Ranger Commercial Paper, 5.15%, due 10/04/07	$31,150,000	31,087,613	3.76%
Ranger Commercial Paper, 5.70%, due 10/16/07	$5,000,000	4,974,667	0.60%
Toyota Motor Credit Commercial Paper, 4.70%, due 10/1/07	$39,900,000	39,884,372	4.82%
Union Bank of California Certificate of Deposit, 5.35%, due 11/14/07	$5,000,000	5,000,000	0.60%
Wachovia Corporation Commercial Paper, 5.10%, due 10/29/07	$25,000,000	24,890,101	3.00%
Wachovia Corporation Commercial Paper, 5.10%, due 10/25/07	$12,100,000	12,050,289	1.46%
Wells Fargo Bank Overnight REPO	$1,071,018	1,071,018	0.13%
Cash Held on Account at Various Institutions	$822,283	822,283	0.10%
Total Cash and Cash Equivalents (11)		131,975,372

Total Cash and Investments in Securities	0.414%	$827,674,040	100.00%

Notes to Statement of Investments:

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)
Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended September 30, 2007 were as follows:

Security	Beginning Balance	Acquisitions	Dispositions	Net Change in Unrealized Appreciation / (Depreciation)	Ending Balance	Interest and Dividends Earned

Anacomp, Inc. Common Stock	$19,423,980	$-	$-	$(8,577,148)	$10,846,832	$-
Anacomp Inc. Promissory Note, LIBOR + 6.5%, due 8/31/09	-	1,032,615	-	-	1,032,615	43,393
Celerity Inc. Senior Secured Notes,
LIBOR + 8%, due 12/23/08	25,338,291	-	-	(689,904)	24,648,387	2,516,582
Celerity Holding Co., Inc. Common Stock	13,713,594	-	-	(8,106,797)	5,606,797	-
EaglePicher Holdings Inc. 3rd Lien Term Loan,
LIBOR + 12.5%, due 12/30/11	25,891,599	-	-	4,416,752	30,308,351	3,689,799
EaglePicher Holdings Inc. Common Stock	28,381,006	-	-	15,092,999	43,474,005	-
Immediate FX Holdings, Inc. Class A Common Stock	1,239,263	-	(1,495,600)	256,337	-	-
Information Resources, Inc. Series B Notes,
LIBOR + 7.42%, due 12/12/08	52,333,839	-	(52,333,839)	-	-	2,445,791
Information Resources, Inc. Series A Restricted Preferred Stock	27,877,478	-	-	(10,042,560)	17,834,918	2,877,818
Information Resources, Inc. Series A Preferred Stock	26,497,683	-	-	(9,545,503)	16,952,180	2,735,381
International Wire Group Senior Secured Notes,
10%, due 10/15/11	12,454,200	-	-	11,016	12,465,216	918,000
International Wire Group, Inc. Common Stock	33,749,469	-	-	11,777,674	45,527,143	-
Interstate Fibernet, Inc. 1st Lien Senior Secured Note,
LIBOR + 8% Cash and 0.5% PIK, due 7/25/09	40,964,542	-	(40,964,542)	-	-	3,272,455
Interstate Fibernet, Inc. 1st Lien Term Loan,
LIBOR + 4% due 7/31/13	-	11,462,861	-	9,549	11,472,410	138,578
Interstate Fibernet, Inc. 2nd Lien Senior Secured Note,
LIBOR + 3.5% Cash and 4% PIK due 7/31/14	-	12,281,636	-	214,929	12,496,565	273,380
Interstate Fibernet, Inc. 3rd Lien Senior Secured Note,
LIBOR + 7.5% Cash and 4.5% PIK, due 9/25/09	20,113,404	-	(20,113,404)	-	-	2,194,595
Interstate Fibernet, Inc. Common Stock	-	23,477,380	-	39,249,412	62,726,792	-
Interstate Fibernet, Inc. Warrants for Convertible Preferred Stock	5,308,475	-	(5,308,475)	-	-	-
SVC Partners Corp. 2 Common Stock	-	51,316,937	-	(11,666,937)	39,650,000	1,392,330

(3)	Non-income producing security.

(4)	Miscellaneous Securities is comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Partnership's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3.

(9)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(10)	Investment is wholly owned by the Partnership.

(11)	Cash and cash equivalents includes $12,050,289 million segregated for certain unfunded commitments.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $346,379,817 and
$365,368,543, respectively. Aggregate purchases includes securities received as payment in-kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $579,260,472. Net unrealized appreciation aggregated $111,350,695 of which $163,176,733 related to appreciated investment securities and $51,826,038 related to depreciated investment securities.

The total value of restricted securities as of September 30, 2007 was $571,706,058, or 69.1% of total cash and investments of the Partnership.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2007

By:	/s/ Peyman S. Ardestani
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: November 29, 2007